CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of current assets [Abstract]
CURRENT ASSETS
NOTE 4 -        CURRENT ASSETS

A.	Cash and cash equivalents - composition:

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Cash in bank	54,699	12,962	14,594
Short-term bank deposits	79,588	100,100	21,235
	134,287	113,062	35,829

B.	Financial assets at fair value through profit or loss:

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars
Financial assets carried at fair value through profit or loss (FVTPL):
Shares	32,931	44,494	8,786
Governmental loan and other bonds	98,187	87,905	26,197
Certificate of participation in mutual fund	6,786	11,115	1,811
	137,904	143,514	36,794

C.	Trade receivables:

(1)	Composition

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Trade receivables(*)	100,387	88,324	26,784
Less – provisions for impairment of trade recivables.	2,370	2,381	632
	98,017	85,943	26,152

(*)	Less provision for returns in the sum of NIS 2,273 (as of December 31, 2017 - NIS 1,841).

Management of the credit risk by the Group

Before accepting any new customer, the Group assesses the potential customer's credit quality and defines credit limits by customer. Credit limits are examined periodically based on the Company's collection experience with each customer and additional external information.

In order to minimize customer credit risk, the Company insures and takes various guarantees (personal, promissory notes and bank guarantees). However, it should be noted that in relation to the majority of the large food marketing chains, the company does not have any collateral whatsoever.

From total trade receivables balances as of December 31, 2018, the sum of NIS 10,271 Thousands is with respect to debt owed by significant customers. The Group does not have additional customers whose purchase from the Company exceeds 10% of the Revenues for the year ended December 31, 2018 (in 2017 - NIS 7,932 Thousands).

The average credit period on sales of goods for 2018 is 88 days.

(2)	Changes in the allowance for doubtful debts:

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Balance at beginning of the year	2,381	2,155	635
Change in allowance doubtful debts	(11)	226	(3)
Balance at end of the year	2,370	2,381	632

D.	Other receivables and prepaid expenses:

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Prepaid expenses	730	688	195
Income receivables	429	-	114
Advances to suppliers	1,051	339	280
Government authorities	-	953	-
Receivables in respect of investment in a non-current financial asset (See note 21b)	-	3,970	-
Others	1,534	46	410
	3,744	5,996	999

E.	Inventories

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Finished products	44,183	32,690	11,789
Merchandise in transit	5,106	7,209	1,362
	49,289	39,899	13,151

The inventories are presented net of slow moving inventory provision in the amount of NIS 1,681 thousand and NIS 1,834 thousand on fiscal 2018 and fiscal 2017, respectively.